Acquisition of Goods and Services - Disclosure of Detailed Information About Acquisition of Goods and Services (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about acquisition of goods and services [abstract]
Acquisition of raw materials and merchandise	€ 1,957	€ 1,863	€ 1,614
Costs of services:
Revenues due to other TLC operators	1,616	1,737	1,686
Costs for access services to Tlc networks	171	217	244
Commissions, sales commissions and other selling expenses	1,158	1,109	937
Advertising and promotion expenses	236	277	294
Professional and consulting services	242	223	186
Utilities	417	467	484
Maintenance	221	240	287
Outsourcing costs for other services	465	513	447
Mailing and delivery expenses for telephone bills, directories and other materials to customers	84	96	98
Other service expenses	634	664	609
Costs of services	5,244	5,543	5,272
Lease and rental costs:
Rent and leases	607	645	616
TLC circuit lease rents	126	119	82
Other lease and rental costs	252	218	209
Lease and rental costs	985	982	907
Total	€ 8,186	€ 8,388	€ 7,793